RETIREMENT-RELATED BENEFITS - Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discount Rate
Increase (decrease) in retirement related benefit plan obligation due to change in discount rate		$ 4,800	$ (2,400)
Pension Plans
Expected Long-Term Returns on Plan Assets
Period over which changes in fair value of plan assets recognized		5 years
U.S. Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		4.00%	3.70%	4.50%
Expected long-term returns on plan assets		7.00%	7.50%	8.00%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		3.80%	4.00%	3.70%
Discount Rate
Increase (decrease) in net periodic income from change in discount rate		$ 103	$ (286)	$ 275
Increase (decrease) in retirement related benefit plan obligation due to change in discount rate		998	(1,621)
Expected Long-Term Returns on Plan Assets
Increase (decrease) in net periodic income due to change in expected long-term rate of return on plan assets		$ (268)	$ (264)	$ 0
Increase (decrease) in projected long-term rate of return due to change in investment strategy (as a percent)		1.25%
U.S. Pension Plans | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	5.75%
Personal Pension Plan (PPP)
Interest Crediting Rate
Percentage interest rate added to average interest from August to October of the one-year U.S. Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)		1.00%
Interest crediting rate		1.30%	1.10%	1.10%	1.20%
Increase (decrease) in net periodic income from change in interest crediting rate		$ (7)	$ 0	$ 8
Non-US Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		2.40%	2.34%	3.32%
Expected long-term returns on plan assets		5.53%	5.67%	6.08%
Rate of compensation increase		2.40%	2.49%	2.52%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		1.80%	2.40%	2.34%
Rate of compensation increase		2.45%	2.40%	2.49%
Nonpension Postretirement Plans
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year		6.75%
Ultimate healthcare cost trend rate		5.00%
Year that rate reaches ultimate trend rate		2024
Effect of one percentage point increase on net periodic cost
Effect of one percentage point decrease on net periodic cost
Effect of one percentage point increase on benefit obligation
Effect of one percentage point decrease on benefit obligation
U.S. Nonpension Postretirement Benefit Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		3.70%	3.40%	4.10%
Expected long-term returns on plan assets
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		3.60%	3.70%	3.40%
Discount Rate
Increase (decrease) in APBO due to changes in discount rate		$ 33	$ (109)
Non-U.S. Nonpension Postretirement Benefit Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		7.06%	7.51%	7.78%
Expected long-term returns on plan assets		9.95%	10.17%	10.22%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		8.26%	7.06%	7.51%
U.S. Retirement-related Plans
Expected Long-Term Returns on Plan Assets
Increase (decrease) in benefit obligations due to change in mortality rate assumptions		$ (600)	$ (700)